Document and Entity Information	Mar. 13, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001603652
Document Type	8-K
Document Period End Date	Mar. 13, 2026
Entity Registrant Name	URGENT.LY INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41841
Entity Tax Identification Number	46-2848640
Entity Address, Address Line One	44927 George Washington Blvd
Entity Address, Address Line Two	Suite 265
Entity Address, Address Line Three	Office 209
Entity Address, City or Town	Ashburn
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20147
City Area Code	(571)
Local Phone Number	350-3600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	ULY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false